CONDENSED BALANCE SHEETS (Parent Company) (Parenthetical) (Details) $ in Millions	Dec. 31, 2019 USD ($) $ / shares shares
CONDENSED BALANCE SHEETS (Parent Company)
Convertible preferred stock, par value (usd per share) | $ / shares	$ 0.00001
Convertible preferred stock, authorized (shares)	31,557,107
Convertible preferred stock, issued (shares)	31,557,107
Convertible preferred stock, outstanding (shares)	31,557,107
Convertible preferred stock, liquidation preference | $	$ 480.8
Common stock, par value (usd per share) | $ / shares	$ 0.00001
Common stock, authorized (shares)	52,000,000
Common stock, issued (shares)	11,784,765
Common stock, outstanding (shares)	11,271,228
Parent Company
CONDENSED BALANCE SHEETS (Parent Company)
Convertible preferred stock, par value (usd per share) | $ / shares	$ 0.00001
Convertible preferred stock, authorized (shares)	31,557,107
Convertible preferred stock, issued (shares)	31,557,107
Convertible preferred stock, outstanding (shares)	31,557,107
Convertible preferred stock, liquidation preference | $	$ 480.8
Common stock, par value (usd per share) | $ / shares	$ 0.00001
Common stock, authorized (shares)	52,000,000
Common stock, issued (shares)	11,784,765
Common stock, outstanding (shares)	11,271,228